Accrued Expenses and Other Long-Term Liabilities (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Schedule of Accrued Expenses

Accrued expenses and other long-term liabilities consist of the following:

	September 29, 2012	September 24, 2011
Accrued Expenses
Compensation and employee benefits	$143,673	$97,747
Contingent consideration	143,881	100,255
Deferred payment to TCT	—	47,949
Income taxes and other taxes	12,424	33,070
Interest	18,422	9,802
Other	53,981	36,504

	$372,381	$325,327

Other Accrued Expenses

	June 30,	December 31,
	2012	2011
Research and development	$4,578	$3,554
Professional fees	3,902	1,148
Royalties	2,812	3,047
Marketing and sales	1,455	1,261
Other	3,229	3,836

Other accrued expenses	$15,976	$12,846

Other Accrued Expenses

	December 31, 2011	December 31, 2010
Royalties	$3,047	$3,978
Research and development	3,454	3,385
Professional fees	1,148	1,182
Marketing	1,261	1,177
Interest	200	233
Warranty	137	373
Other	3,599	3,607

Other accrued expenses	$12,846	$13,935

Schedule of Other Long-Term Liabilities
September 29, 2012		September 24, 2011
Other Long-Term Liabilities
Accrued lease obligation—long-term	$33,256		$32,846
Reserve for income tax uncertainties	38,518		11,202
Pension liabilities	9,397		7,714
Contingent consideration	3,322		48,872
Other	13,757		6,328

	$98,250		$106,962